Annual Total Returns - Fidelity Large Cap Stock Fund [BarChart] - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-10 - Fidelity Large Cap Stock Fund - Fidelity Large Cap Stock Fund
Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	(1.62%)
Annual Return 2012	20.71%
Annual Return 2013	39.24%
Annual Return 2014	10.13%
Annual Return 2015	(3.17%)
Annual Return 2016	16.70%
Annual Return 2017	18.15%
Annual Return 2018	(9.15%)
Annual Return 2019	31.55%
Annual Return 2020	9.00%